DERIVATIVE FINANCIAL INSTRUMENTS - Nature and Accounting Treatment of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	$ 20,286	$ 17,464
Derivative asset, fair value	1,447	1,636
Derivative liability, notional amount	26,553	24,713
Derivative liability, fair value	2,779	3,119
Interest rate swaps | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	1,478	1,478
Derivative asset, fair value	72	185
Derivative liability, notional amount	1,354	1,354
Derivative liability, fair value	0	0
Total return swaps | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	239	158
Derivative asset, fair value	8	2
Derivative liability, notional amount	1,168	1,003
Derivative liability, fair value	39	15
Derivatives with PLC
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, fair value	0
Derivatives with PLC | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	4,085	4,076
Derivative asset, fair value	0	0
Embedded derivative - Modco reinsurance treaties
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, fair value	62	101
Derivative liability, fair value	280	389
Embedded derivative - Modco reinsurance treaties | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	1,268	1,249
Derivative asset, fair value	62	101
Derivative liability, notional amount	2,974	2,911
Derivative liability, fair value	280	389
Funds withheld derivative
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, fair value	10	10
Funds withheld derivative | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, notional amount	855	661
Derivative liability, fair value	10	10
Embedded derivative - GLWB
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, fair value	169	138
Derivative liability, fair value	644	960
Embedded derivative - GLWB | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	3,066	2,067
Derivative asset, fair value	169	138
Derivative liability, notional amount	6,833	7,749
Derivative liability, fair value	644	960
Embedded derivative - FIA
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, fair value	659	633
Embedded derivative - FIA | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	398	335
Derivative asset, fair value	64	60
Derivative liability, notional amount	4,372	3,889
Derivative liability, fair value	659	633
Embedded derivative - IUL
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, fair value	269	201
Embedded derivative - IUL | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, notional amount	459	357
Derivative liability, fair value	269	201
Interest rate futures | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	561	690
Derivative asset, fair value	5	4
Derivative liability, notional amount	729	415
Derivative liability, fair value	4	3
Equity futures | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	312	203
Derivative asset, fair value	6	4
Derivative liability, notional amount	42	190
Derivative liability, fair value	1	5
Currency futures | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	27	0
Derivative asset, fair value	0	0
Derivative liability, notional amount	158	264
Derivative liability, fair value	2	4
Equity options | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional a mount	8,852	7,208
Derivative asset, fair value	1,061	1,142
Derivative liability, notional amount	7,044	5,499
Derivative liability, fair value	771	834
Other | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, notional amount	448	304
Derivative liability, fair value	87	55
Cash flow hedges | Foreign currency swaps | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, notional amount	117	117
Derivative liability, fair value	$ 13	$ 10